RELATED PARTY TRANSACTIONS (Details)																														1 Months Ended										3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 01, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)	May 01, 2025 USD ($)	Apr. 01, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 02, 2024 USD ($)	Nov. 10, 2024	Nov. 06, 2024 USD ($) $ / shares shares	Oct. 07, 2024 USD ($)	Sep. 05, 2024 USD ($)	Aug. 06, 2024 USD ($)	Jul. 09, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 06, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 05, 2024 USD ($)	Feb. 05, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 06, 2023 USD ($)	Nov. 06, 2023 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Oct. 20, 2021 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2026 USD ($) day $ / shares shares	Jun. 30, 2025 USD ($)	Oct. 07, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) day $ / shares	Dec. 31, 2024 USD ($) $ / shares	Nov. 10, 2024 USD ($)	Dec. 31, 2021 USD ($)	May 05, 2026 USD ($) $ / shares	Dec. 29, 2025 USD ($) $ / shares	Nov. 19, 2025 USD ($) $ / shares	May 27, 2025 USD ($) $ / shares	Dec. 16, 2024 USD ($) $ / shares	Jul. 12, 2024 USD ($) $ / shares	Jan. 19, 2024 USD ($) $ / shares	Oct. 12, 2023 USD ($) $ / shares
RELATED PARTY TRANSACTIONS
Sponsor fees																													$ 25,000
Price per share (in Dollars per share) | $ / shares																													$ 0.004
Assets, tangible or intangible																													$ 0
Percentage of founder shares																													20.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial Business Combination (in day)																																												20							20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination (in day)																																												30							30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences																																												150 days			150 days
Office space monthly rent																																											$ 10,000
Selling, general and administrative expense																																								$ 30,000	$ 30,000			$ 60,000	$ 60,000
Other liabilities, current												$ 20,000																										$ 20,000															$ 20,000
Extension payment amount in trust account																											$ 150,000
Aggregate amount of stock issued																											$ 150,000
Price per share (in Dollars per share) | $ / shares																											$ 0.02
Business combination term by which period to consummate initial business combination is extended		1 month	1 month	1 month	1 month	1 month	1 month							1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month
Proceeds from notes payable																																												0	$ 1,100,000			$ 2,100,000					1,800,000
Right to redeem (in Shares) | shares	4,173,618																										7,129,439
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares	$ 12.27																										$ 10.86
Redemption amount	$ 51,219,981																										$ 77,400,000
Amount in trust Account	$ 37,750,814.08														$ 83,770,196.61												172,400,000
Notes payable, noncurrent												4,479,738																										4,479,738		5,202,610				5,202,610			$ 5,000,796	5,000,796	$ 5,000,796	$ 5,000,796	$ 5,000,796	$ 5,000,796	4,479,738
Working capital loan																																								1,500,000				$ 1,500,000			1,500,000	1,500,000	1,500,000	$ 1,500,000	1,500,000	1,500,000
Warrant price per share (in Dollars per share) | $ / shares																																												$ 1						$ 1
Location, Statement of Financial Position, Activity, Capitalization [Axis]: us-gaap:AccruedLiabilitiesMember
RELATED PARTY TRANSACTIONS
Selling, general and administrative expense																																																120,000					120,000
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate amount																																																								$ 250,000	$ 200,000	$ 250,000	$ 250,000
Sponsor Loan
RELATED PARTY TRANSACTIONS
Conversion price (in Dollars per share) | $ / shares																												$ 1
Notes payable, noncurrent												3,378,163																										3,378,163		3,394,611				$ 3,394,611			3,382,891	3,382,891	3,382,891	$ 3,382,891	3,382,891	3,382,891	3,378,163
Working Capital Loans
RELATED PARTY TRANSACTIONS
Borrowings under working capital loans												$ 0																										0		0				0			0	0	0	0	0	0	0
Second extension charter amendment, November 10, 2024 to May 5, 2025
RELATED PARTY TRANSACTIONS
Price per share (in Dollars per share) | $ / shares															$ 0.03
Threshold amount deposited into trust account to secure extension															$ 150,000
Second extension charter amendment, May 5, 2025 to November 5, 2025
RELATED PARTY TRANSACTIONS
Price per share (in Dollars per share) | $ / shares															$ 0.05
Threshold amount deposited into trust account to secure extension															$ 250,000
Founder Shares
RELATED PARTY TRANSACTIONS
Founder shares (in Shares) | shares																												0	750,000
Investor | Sponsor Loan
RELATED PARTY TRANSACTIONS
Cash deposited in trust account per unit (in Dollars per share) | $ / shares																												$ 10.3
Sponsor
RELATED PARTY TRANSACTIONS
Initial investment																													$ 25,000
Extension payment amount in trust account																														$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Business combination term by which period to consummate initial business combination is extended								1 month	1 month	1 month	1 month	1 month	1 month
Proceeds from notes payable								$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000			$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000																$ 900,000				$ 1,800,000		900,000						$ 1,800,000
Sponsor | Unsecured promissory note, Second Extension
RELATED PARTY TRANSACTIONS
Extension payment amount in trust account																																				$ 150,000	$ 150,000	150,000	$ 150,000
Proceeds from notes payable		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000																							$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000													1,500,000
Aggregate amount															2,400,000
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate amount															$ 250,000												$ 1,800,000																													$ 250,000	$ 200,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 500,000
Conversion price (in Dollars per share) | $ / shares															$ 1																																									$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Convertible debt, fair value disclosures												1,101,575																										1,101,575		1,807,999				1,807,999			1,617,905	1,617,905	1,617,905	1,617,905	1,617,905	1,617,905	1,101,575
Sponsor | Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Other liabilities, current																																								40,000				40,000			40,000	40,000	40,000	40,000	40,000	40,000
Sponsor | Investor
RELATED PARTY TRANSACTIONS
Proceeds from Sponsor																												$ 4,600,000
IPO
RELATED PARTY TRANSACTIONS
Borrowings amount												0																										0		0				0			0	0	0	0	0	0	0
Value of repaid												$ 216,405																										$ 216,405		$ 216,405				$ 216,405			$ 216,405	$ 216,405	$ 216,405	$ 216,405	$ 216,405	$ 216,405	$ 216,405
Price per share (in Dollars per share) | $ / shares																												$ 10
IPO | Sponsor Loan
RELATED PARTY TRANSACTIONS
Conversion price (in Dollars per share) | $ / shares																												$ 1
Maximum | IPO | Promissory Note
RELATED PARTY TRANSACTIONS
Sponsor loan expenses																																																							$ 250,000
Class B ordinary shares | Founder Shares
RELATED PARTY TRANSACTIONS
Conversion of shares issued upon conversion of units (in Shares) | shares																																												2					2
Class B ordinary shares | Sponsor
RELATED PARTY TRANSACTIONS
Founder shares (in Shares) | shares																													5,750,000
Class A ordinary shares | Founder Shares
RELATED PARTY TRANSACTIONS
Conversion of shares issued upon conversion of units (in Shares) | shares																																												5,749,998					5,749,998
Class A ordinary shares | Minimum
RELATED PARTY TRANSACTIONS
Price per unit (in Dollars per share) | $ / shares																																								$ 12				$ 12			$ 12	$ 12	$ 12	$ 12	$ 12	$ 12
Class A ordinary shares subject to possible redemption
RELATED PARTY TRANSACTIONS
Right to redeem (in Shares) | shares															8,620,849
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares												$ 11.66			$ 11.55																							$ 11.66		$ 12.48				$ 12.48			$ 12.33	$ 12.33	$ 12.33	$ 12.33	$ 12.33	$ 12.33	$ 11.66
Redemption amount															$ 99,613,642